Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - Rombo Cia Financiera SA [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Most Significant Investment in Joint Ventures and Associates
Total assets	$ 34,550,738	$ 71,742,946
Total liabilities	26,857,100	65,949,187
Equity	7,693,638	5,793,759
Gain/Losses	$ 1,899,836	$ (5,977,708)